Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities
Net loss	$ (26,295,727)	$ (26,387,336)	$ (11,690,098)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share based compensation	4,005,629	9,824,157	6,430,158
Depreciation and amortization	866,412	379,798	69,929
Bad debt expense	14,357	65,389
Inventory write down	76,682
Accretion expense	168,109	79,628	139,974
Government grant		(118,232)	(51,410)
Change in fair value of convertible debt	(661,000)
Debt forgiveness – related party	(48,677)
Acquisition expense			2,019,739
Changes in operating assets and liabilities:
Trade and other receivables, net	15,544	(211,231)	24,215
Inventories	(500,187)	(172,377)
Prepaid expenses and other assets	(239,703)	(53,788)	(833,556)
Deferred revenue	(60,521)	173,902	11,080
Accounts payable and accrued liabilities	720,237	1,650,500	659,645
Net cash used in operating activities	(21,938,845)	(14,769,590)	(3,220,324)
Cash Flows From Investing Activities
Reverse Acquisition			1,219,856
Purchase of intangible asset	(700,000)
Purchase of property and equipment	(1,198,841)	(658,483)	(16,705)
Net cash used in investing activities	(1,898,841)	(658,483)	1,203,151
Cash Flows From Financing Activities
Sale of units including ordinary shares and warrants	6,392,751	23,865,889	10,425,160
Warrant exercise proceeds		382,500
Proceeds from convertible debt	10,120,000		7,673
Repayments of convertible debt	(1,100,000)
Proceeds from loans payable			2,305
Proceeds from silent partnerships			236,636
Payments on silent partnerships	(771,495)		(11,832)
Payments on silent partnerships – related party	(162,255)
Payments on loan payable		(107,027)
Payments of lease obligations	(252,309)	(197,944)	(49,408)
Net cash provided by financing activities	14,226,692	23,943,418	10,610,534
Effect of changes in exchange rates	(459,856)	(101,112)	11,613
Net change in cash	(10,070,850)	8,414,233	8,604,974
Cash at beginning of period	17,141,775	8,727,542	122,568
Cash at end of period	7,070,925	17,141,775	8,727,542
Supplemental Disclosure of Operating Cash Flows
Interest paid	153,580	125,543	46,240
Non-Cash Investing and Financing Activities
Right of use asset additions	1,009,638	1,010,299	32,353
Acquisition of intangible asset for payable and stock payable	3,271,828
Issuance of ordinary shares for share exchange			3,216,649
Issuance of ordinary shares for cashless exercise	15,465	6,472
Issuance of ordinary shares for conversion of debt	$ 3,000,000		$ 508,237